Deferred Income Tax - Summary of Gross Movement of Deferred Income Tax Item (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	S/ 364,225	S/ 353,839	S/ 48,682
Credit to income statement (Note 30)	25,118	42,599	263,806
Adjustment for changes in rates of income tax	(1,524)	1,951	17,105
Credit to other comprehensive income			15,004
Tax charged to equity			159
Acquisition of a subsidiary	(40,460)	(12,160)	10,363
Acquisition of joint operation	(95)	(16,804)
Other movements	2,825	(5,200)	(1,280)
Ending balance	S/ 350,089	S/ 364,225	S/ 353,839